UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                          Date of fiscal year end: JULY

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--13.8%
---------------------------------------------------------------------------------------------------------------------------
Bank of the West, 4.94%, 6/30/06                                                    $      7,000,000       $      7,000,000
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
4.705%, 5/15/06                                                                            7,000,000              7,000,000
4.73%, 5/22/06                                                                            10,000,000             10,000,000
4.94%, 6/29/06                                                                            10,000,000             10,000,000
---------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 4.985%, 6/26/06                                    10,000,000             10,000,077
---------------------------------------------------------------------------------------------------------------------------
Citibank NA:
4.71%, 5/16/06                                                                            10,000,000             10,000,000
4.885%, 6/21/06                                                                            1,000,000              1,000,000
5.09%, 7/27/06                                                                            13,000,000             13,000,000
---------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 4.99%, 6/21/06                                                9,500,000              9,500,000
---------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 4.776%, 10/3/06 1                                 5,000,000              4,999,577
---------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 4.955%, 7/3/06                                            15,000,000             15,000,000
---------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.755%, 5/11/06                                           7,000,000              6,998,046
---------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 4.96%, 6/22/06                                                         8,700,000              8,700,000
                                                                                                           ----------------
Total Certificates of Deposit (Cost $113,197,700)                                                               113,197,700

---------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--25.3%
---------------------------------------------------------------------------------------------------------------------------
AB SPINTAB, 4.59%, 5/3/06                                                                 15,000,000             14,996,175
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.71%, 5/11/06                                                                             9,500,000              9,500,000
4.87%, 6/14/06                                                                             6,100,000              6,100,000
---------------------------------------------------------------------------------------------------------------------------
Danske Corp., 4.83%, 6/23/06 2                                                             6,500,000              6,453,780
---------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.80%, 6/15/06                                                                             5,000,000              4,970,000
4.91%, 7/5/06                                                                             19,000,000             18,831,903
---------------------------------------------------------------------------------------------------------------------------
Fortis Funding LLC, 4.77%, 6/9/06 2                                                       15,000,000             14,922,488
---------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 4.64%, 5/8/06 2                                    10,000,000              9,990,978
---------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
4.61%, 5/8/06                                                                              2,500,000              2,497,759
4.65%, 5/9/06                                                                             20,000,000             19,979,444
4.905%, 7/6/06                                                                             1,500,000              1,486,511
---------------------------------------------------------------------------------------------------------------------------
National City Credit Corp.:
4.72%, 5/12/06                                                                             4,000,000              3,994,231
4.915%, 6/16/06                                                                           10,000,000              9,937,197
4.96%, 7/13/06                                                                             4,000,000              3,959,769
---------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society, 4.925%, 7/7/06 2                                             15,000,000             14,862,510
---------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
4.625%, 5/9/06                                                                            10,000,000              9,989,722
4.63%, 5/8/06                                                                             15,000,000             14,986,496
---------------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 4.89%, 6/30/06 2                                                         8,000,000              7,934,842
---------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 4.91%, 7/5/06 2                                     8,500,000              8,424,645
---------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
4.93%, 7/10/06                                                                            15,000,000             14,856,208
4.94%, 6/26/06                                                                             4,400,000              4,366,188
---------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
4.705%, 5/24/06 2                                                                          3,000,000              2,990,982
4.94%, 7/11/06 2                                                                           1,500,000              1,485,386
                                                                                                           ----------------
Total Direct Bank Obligations (Cost $207,517,214)                                                               207,517,214


1            |            OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--1.2%
---------------------------------------------------------------------------------------------------------------------------
Suntrust Banks, Inc. guaranteeing commercial paper of NATC California
LLC, 4.975%, 7/14/06 (Cost $9,897,736)                                              $     10,000,000       $      9,897,736
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--59.4%
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.5%
Chesham Finance LLC:
4.695%, 5/5/06                                                                             4,000,000              3,997,913
4.76%, 5/12/06                                                                             7,500,000              7,489,092
---------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 4.685%, 5/16/06 2                                                13,000,000             12,974,623
---------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 4.685%, 5/18/06 2                                                  10,000,000              9,977,876
---------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 4.865%, 6/15/06                                                        7,000,000              6,957,431
---------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
4.69%, 5/17/06                                                                             5,000,000              4,989,578
4.92%, 5/15/06                                                                             5,000,000              4,990,881
---------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 4.87%, 6/23/06 2                                              7,000,000              6,949,812
---------------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
4.80%, 5/4/06 2                                                                            5,914,000              5,911,634
4.83%, 5/12/06 2                                                                           4,029,000              4,023,054
---------------------------------------------------------------------------------------------------------------------------
GOVCO, Inc., 4.805%, 6/12/06 2                                                             6,000,000              5,966,365
---------------------------------------------------------------------------------------------------------------------------
Legacy Capital Co. LLC:
4.82%, 6/5/06                                                                              6,745,000              6,713,392
4.86%, 6/22/06                                                                             3,100,000              3,078,238
4.93%, 7/6/06                                                                             14,800,000             14,666,233
---------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
4.65%, 5/10/06 2                                                                           5,900,000              5,893,141
5.035%, 7/25/06 2                                                                          1,500,000              1,482,168
---------------------------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
4.68%, 5/5/06 2                                                                            2,800,000              2,798,550
4.87%, 6/14/06 2                                                                           9,000,000              8,946,430
5%, 7/12/06 2                                                                             10,000,000              9,900,000
---------------------------------------------------------------------------------------------------------------------------
Ormond Quay Funding LLC, 4.90%, 5/19/06 2                                                  5,000,000              4,987,750
---------------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 4.66%, 5/4/06 2                                        7,917,000              7,913,932
---------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 4.96%, 5/25/06 2                                             10,972,000             10,935,719
---------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 4.95%, 6/20/06 2                                                   20,300,000             20,160,438
---------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
4.78%, 5/2/06 2                                                                            6,000,000              5,999,220
4.96%, 6/23/06 2                                                                           6,500,000              6,452,536
                                                                                                           ----------------
                                                                                                                184,156,006
---------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business Finance Corp. Revenue Bonds, Millsaps Chevy Project,
Series 2004, 5%, 5/4/06 1                                                                  3,665,000              3,665,000
---------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--8.4%
Banc of America Securities LLC, 4.86%, 5/1/06 1                                           15,000,000             15,000,000
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
4.61%, 5/8/06                                                                             10,000,000              9,991,036
4.82%, 6/19/06                                                                             8,000,000              7,947,516
4.95%, 7/12/06                                                                             5,000,000              4,950,500

2            |            OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Goldman Sachs Group, Inc.:
4.873%, 10/30/06 1,3                                                                $      2,000,000       $      2,000,000
4.89%, 5/7/06 1,3                                                                         11,000,000             11,000,000
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5%, 5/1/06 1                                                       18,000,000             18,000,000
                                                                                                           ----------------
                                                                                                                 68,889,052
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.5%
BASF AG:
4.79%, 5/4/06 2                                                                            5,400,000              5,397,845
4.895%, 6/28/06 2                                                                         15,000,000             14,881,704
                                                                                                           ----------------
                                                                                                                 20,279,549
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
HSBC USA, Inc., 4.63%, 5/10/06                                                            10,000,000              9,988,425
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.0%
Countrywide Financial Corp.:
4.87%, 5/5/06                                                                              2,100,000              2,098,880
4.88%, 5/18/06                                                                            10,000,000              9,977,003
4.96%, 5/26/06                                                                             4,500,000              4,484,500
                                                                                                           ----------------
                                                                                                                 16,560,383
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
General Electric Capital Services, 4.65%, 5/15/06                                          3,900,000              3,892,948
---------------------------------------------------------------------------------------------------------------------------
General Electric Co., 4.91%, 6/28/06                                                      15,000,000             14,881,342
---------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
4.58%, 5/1/06                                                                             10,000,000             10,000,000
5.03%, 7/28/06                                                                             4,000,000              3,950,818
                                                                                                           ----------------
                                                                                                                 32,725,108
---------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
AL Incentives Finance Authority Special Obligation Bonds,
Series 1999-C, 5.01%, 5/4/06 1                                                             9,215,000              9,215,000
---------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real Estate Trust, 5.10%, 5/1/06 1                                          2,730,000              2,730,000
---------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.4%
Columbus, GA Development Authority Revenue Bonds, ECLA Family Partnership LLP
Project, Series 2004, 5.06%, 5/4/06 1                                                      3,100,000              3,100,000
---------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
ING America Insurance Holdings, Inc.:
4.765%, 6/6/06                                                                             3,000,000              2,985,705
4.90%, 7/13/06                                                                            10,000,000              9,900,639
---------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 4.941%, 5/15/06 1,3                   5,000,000              5,000,000
---------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 4.961%, 5/15/06 1,3                     8,600,000              8,600,000
---------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 4.856%, 2/1/07 1,3                                   10,000,000             10,000,000
                                                                                                           ----------------
                                                                                                                 36,486,344

---------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--0.6%
Toyota Motor Credit Corp., 4.88%, 6/30/06                                                  5,000,000              4,959,333


3            |            OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
CAS Realty, Inc., Series 2004, 5.15%, 5/1/06 1                                      $      6,580,000       $      6,580,000
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Sanofi-Aventis, 4.82%, 5/24/06 2                                                           8,500,000              8,473,825
---------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.7%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
4.98%, 6/21/06                                                                             5,360,000              5,322,185
5.01%, 6/5/06                                                                              3,290,000              3,273,975
5.01%, 7/18/06                                                                             1,519,000              1,502,511
5.04%, 7/24/06                                                                             5,000,000              4,941,200
---------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.69%, 5/22/06                                                              10,000,000              9,972,671
---------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 4.84%, 12/12/06 1,4                                                    5,000,000              4,999,692
---------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 4.95%, 5/22/06 1                                           2,500,000              2,500,000
---------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.76%, 6/5/06                                                                              3,500,000              3,483,803
4.835%, 6/12/06                                                                            9,000,000              8,949,303
---------------------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4.965%, 9/28/06 1,4                           10,000,000             10,000,000
---------------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts., Series 2005-I-1, 4.97%, 6/26/06 1,3                               10,000,000             10,000,000
---------------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts., Series 2005-I-2, 4.959%, 9/25/06 1,3                               7,000,000              7,000,000
---------------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts., Series 2005-J-2, 4.959%, 8/25/06 1,3                               7,500,000              7,500,000
                                                                                                           ----------------
                                                                                                                 79,445,340
                                                                                                           ----------------
Total Short-Term Notes (Cost $487,253,365)                                                                      487,253,365
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $817,866,015)                                                 99.7%           817,866,015
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.3              2,213,727
                                                                                    ---------------------------------------
NET ASSETS                                                                                     100.0%      $    820,079,742
                                                                                    =======================================

Footnotes to Statement of Investments

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $227,092,233, or 27.69% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $61,100,000, which represents 7.45% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,999,692 or 1.83% of the Fund's net assets as of April 30, 2006.


4            |            OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


5            |            OPPENHEIMER CASH RESERVES



ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

   (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: /s/ John V. Murphy
   ---------------------------
   John V. Murphy
   Principal Executive Officer
   Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
   ---------------------------
   John V. Murphy
   Principal Executive Officer
   Date: June 15, 2006

By: /s/ Brian W. Wixted
   ---------------------------
   Brian W. Wixted
   Principal Financial Officer
Date: June 15, 2006